Derivative Instruments (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 22,685,702	$ (950,202)
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 534,449	$ (300,849)
Percent of Total	2.36%	31.66%
Brazilian real [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (10,546)	$ 7,622
Percent of Total	(0.05%)	(0.80%)
British Pound [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 356,161	$ (1,307,664)
Percent of Total	1.57%	137.61%
Canadian Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 537,280	$ 550,650
Percent of Total	2.37%	(57.95%)
Euro [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 10,606,521	$ (415,465)
Percent of Total	46.75%	43.72%
Hong Kong Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (25,054)	$ (27,229)
Percent of Total	(0.11%)	2.87%
Japanese Yen [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 955,351	$ (482,839)
Percent of Total	4.21%	50.81%
Korean Won [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 66,306	$ 44,465
Percent of Total	0.29%	(4.68%)
Malaysian Ringgit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (709)	$ 25,794
Percent of Total	(0.00%)	(2.71%)
Norwegian Krone [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 138,796	$ 102,488
Percent of Total	0.61%	(10.79%)
Polish Zloty [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 107,021	$ 140,693
Percent of Total	0.47%	(14.81%)
Singapore Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 14,625	$ 26,670
Percent of Total	0.06%	(2.81%)
South African Rand [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (5,501)	$ (176,140)
Percent of Total	(0.02%)	18.54%
Swedish Krona [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 101,832	$ 541,628
Percent of Total	0.45%	(57.00%)
Thai Baht [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 69,304	$ (2,765)
Percent of Total	0.31%	0.29%
U.S. Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 9,239,866	$ 322,739
Percent of Total	40.73%	(33.95%)